EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.5%
	DIVERSIFIED EXPLORATION AND MINING — 2.9%
880,000	Carbon Neutral[1,2,3]	$2,988,911
3,600,000	Errington Metals, Inc.[1,2,3]	2,643,754
677,333	Fuerte Metals Corp.*,2	3,277,981
7,467,000	Gold Hart Copper Corp.*,2,4	1,590,240
9,970,020	Nuvau Minerals, Inc.*,2,4	6,443,136
600,000	Western Copper & Gold Corp.*	1,914,000
		18,858,022
	GOLD EXPLORATION — 13.0%
6,836,084	Alpha Exploration Ltd.*,2,4	2,510,129
10,690,428	Aurion Resources Ltd.*,2,4	11,383,653
2,524,658	Dakota Gold Corp.*	15,122,701
3,920,500	Dryden Gold Corp.*,2	1,122,857
7,300,000	Dryden Gold Corp.*,1,2	2,090,769
15,534,097	Heliostar Metals Ltd.*,2,4	32,626,509
264,503	Ivanhoe Electric, Inc.*	4,520,356
377,385	Mogotes Metals Inc.*,1,2	116,400
8,490,000	Mogotes Metals, Inc.*,2	2,618,639
8,216,000	Newcore Gold Ltd.*,2	4,706,235
3,100,000	Radius Gold, Inc.*,2	364,251
4,370,000	Revival Gold, Inc.*,2	2,535,287
15,919,833	Scorpio Gold Corp.*,2	4,676,458
211,100	Western Exploration, Inc.*,2	144,175
		84,538,419
	GOLD MINING — 27.7%
224,940	Agnico Eagle Mines Ltd.	42,851,070
3,000	Alamos Gold, Inc. - Class A	110,700
226,868	AngloGold Ashanti Ltd. - ADR	21,069,231
4,425,229	B2Gold Corp.	21,683,622
901,000	B2Gold Corp.[2]	4,386,891
765,392	Barrick Mining Corp.	35,047,300
994,400	Discovery Silver Corp.*,2	6,995,926
332,452	Equinox Gold Corp.*,2	4,755,941
1,089,035	Equinox Gold Corp.*	15,573,200
100,000	Hemlo Mining Corp.*,2	450,173
300,000	IAMGOLD Corp.*	5,454,000
110,000	Kinross Gold Corp.	3,471,600
80,749	Newmont Corp.	9,072,150
617,123	Orla Mining Ltd.	9,312,386
5,000	Polyus PJSC - GDR*,1,2,3	—
		180,234,190

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS DEVELOPMENTAL — 0.1%
2,050,000	Central Nevada Gold Corp.[1,3]	$820,000

	PRECIOUS METALS EXPLORATION — 2.2%
363,300	G2 Goldfields, Inc.*,2	1,766,208
3,647,600	Kenorland Minerals Ltd.*,2	7,500,389
56,500	Mayfair Gold Corp.*,2	231,112
5,873,900	Midland Exploration, Inc.*,2,4	2,199,963
8,329,204	Mundoro Capital, Inc.*,2,4	2,507,875
		14,205,547
	PRECIOUS METALS ROYALTIES — 1.3%
50,000	Summit Royalties Ltd.*,2,4	62,422
6,538,461	Summit Royalties Ltd.*,1,2,4	8,162,873
		8,225,295
	ROYALTY COMPANIES — 32.4%
208,459	Altius Minerals Corp.[2]	6,598,063
854,462	Elemental Altus Royalties Corp.*,2	19,100,994
121,506	Franco-Nevada Corp.	28,476,146
2,547,000	Lara Exploration Ltd.*,2,4	5,573,959
3,127,615	Metalla Royalty & Streaming Ltd.*,2	23,565,638
1,344,416	Metalla Royalty & Streaming Ltd.*	10,096,564
3,081,822	Orogen Royalties, Inc.*,2,4	7,264,925
547,265	Osisko Gold Royalties Ltd.	21,584,132
313,120	Osisko Gold Royalties Ltd.[2]	12,345,901
122,680	Royal Gold, Inc.	32,302,871
63,100	Silver Crown Royalties, Inc.*,2,4	880,444
71,038	Triple Flag Precious Metals Corp.	2,395,401
357,655	Triple Flag Precious Metals Corp.[2]	12,058,413
193,200	Wheaton Precious Metals Corp.	25,477,284
25,000	Wheaton Precious Metals Corp.[2]	3,293,493
		211,014,228
	SILVER: EXPLORATION AND MINING — 11.9%
3,584,980	Fortuna Silver Mines, Inc.*	35,061,104
7,049,000	Guanajuato Silver Co., Ltd.*,2	4,141,294
707,761	Pan American Silver Corp.	38,643,751
		77,846,149
	TOTAL COMMON STOCKS
	(Cost $243,412,165)	595,741,850

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Number of Shares		Value
	WARRANTS — 0.3%
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
3,750,000	Gold Hart Copper Corp., Strike Price 0.36 CAD, Expiration Date: March 18, 2027*,1,2	$—
1,000,000	Nuvau Minerals Corp., Strike Price 1.00 CAD, Expiration Date: November 13, 2026*,1,2	—
1,111,110	Nuvau Minerals Corp., Strike Price 1.35 CAD, Expiration Date: September 10, 2026*,1,2	—
		—
	GOLD EXPLORATION — 0.1%
535,500	Alpha Exploration Ltd., Strike Price 1.05 CAD, Expiration Date: November 13, 2026*,1,2	—
428,571	Alpha Exploration Ltd., Strike Price 1.05 CAD, Expiration Date: October 6, 2026*,1,2	—
5,000,000	Mogotes Metals, Inc., Strike Price 0.30 CAD, Expiration Date: July 22, 2027*,1,2	440,626
188,693	Mogotes Metals, Inc., Strike Price 0.53 CAD, Expiration Date: February 22, 2029*,1,2	—
650,000	Western Exploration, Inc., Strike Price 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
		440,626
	GOLD MINING — 0.0%
50,000	I-80 GOLD Corp., Strike Price 2.15 CAD, Expiration Date: November 27, 2026*,1,2	367

	PRECIOUS METALS EXPLORATION — 0.1%
750,000	Revival Gold, Inc., Strike Price 0.72 CAD, Expiration Date: July 18, 2026*,1,2	38,555
2,343,750	Revival Gold, Inc., Strike Price 0.45 CAD, Expiration Date: September 17, 2027*,1,2	585,206
		623,761
	SILVER: EXPLORATION AND MINING — 0.1%
1,666,500	Guanajuato Silver Co., Ltd., Strike Price 0.45 CAD, Expiration Date: September 24, 2028*,1,2	428,343
1,750,000	Guanajuato Silver Co., Ltd., Strike Price 0.65 CAD, Expiration Date: December 15, 2028*,1,2	192,774
		621,117
	TOTAL WARRANTS
	(Cost $—)	1,685,871

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 6.6%
43,341,905	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.50%[5]	$43,341,905
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $43,341,905)	43,341,905

	TOTAL INVESTMENTS — 98.4%
	(Cost $286,754,070)	640,769,626
	Other Assets in Excess of Liabilities — 1.6%	10,482,265
	TOTAL NET ASSETS — 100.0%	$651,251,891

ADR – American Depository Receipt

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $18,508,578, which represents 2.84% of Net Assets.
[2]	Foreign security denominated in U.S. dollars.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, representing 0.99% of Net Assets. The total value of these securities is $6,452,665.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Gold Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks

Diversified Exploration and Mining - 1.2%
Gold Hart Corp. (3)	$1,354,627	$-	$(24,189.00)	$3,009	$256,793	$1,590,240	$-
Nuvau Minerals Corp. (3)	4,026,420	1,084,442	(142,592)	2,884	1,471,982	6,443,136	-
						8,033,376

Gold Exploration - 7.1%
Alpha Exploration Ltd. (3)	2,676,404	-	(136,462)	(60,990)	31,177	2,510,129	-
Aurion Resources, Ltd. (3)	7,888,035	59,933	-	-	3,435,685	11,383,653	-
Heliostar Metals Ltd. (3)	19,037,649	392,027	(254,897)	218,859	13,232,871	32,626,509	-
						46,520,291

Precious Metals Exploration - 0.7%
Midland Exploration, Inc. (3)	1,989,236	-	-	-	210,727	2,199,963	-
Mundoro Capital, Inc. (3)	1,804,840	-	(84,438)	24,458	763,015	2,507,875	-
						4,707,838

Precious Metals Royalties - 1.3%
Summit Royalties Ltd. (1)(3)	-	4,316,878	-	-	3,908,417	8,225,295	-

Royalty Companies - 2.0%
Lara Exploration Ltd. (1)(3)	4,799,963	67,539	(3,076,053)	-	3,782,510	5,573,959	-
Orogen Royalties, Inc. (3)	4,724,025	-	-	-	2,540,900	7,264,925	-
Silver Crown Royalties, Inc. (2)(3)	782,447	-	(1,534,069)	164,826	586,796	-	-
						12,838,884

Total				$353,046	$30,220,873	$80,325,684	$-

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Common Stocks

Diversified Exploration and Mining - 1.2%
Gold Hart Corp. (3)	7,600,000	-	(133,000)	-	7,467,000
Nuvau Minerals Corp. (3)	8,184,720	2,000,000	(214,700)	-	9,970,020

Gold Exploration - 7.1%
Alpha Exploration Ltd. (3)	7,219,084	-	(383,000)	-	6,836,084
Aurion Resources, Ltd. (3)	10,638,228	52,200	-	-	10,690,428
Heliostar Metals Ltd. (3)	14,591,370	1,072,727	(130,000)	-	15,534,097

Precious Metals Exploration - 0.7%
Midland Exploration, Inc. (3)	5,873,900	-	-	-	5,873,900
Mundoro Capital, Inc. (3)	8,729,204	-	(400,000)	-	8,329,204

Precious Metals Royalties - 1.3%
Summit Royalties Ltd. (1)(3)	-	6,588,461	-	-	6,588,461

Royalty Companies - 2.0%
Lara Exploration Ltd. (1)(3)	2,512,100	34,900	-	-	2,547,000
Orogen Royalties, Inc. (3)	3,081,822	-	-	-	3,081,822
Silver Crown Royalties, Inc. (2)(3)	187,600	-	(124,500)	-	63,100

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*	Net of foreign withholding taxes.